Computer Hardware and Other Property, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of computer hardware and other property, net

Computer hardware and other property, net consisted of the following:

	March 31, 2020	December 31, 2019
Computer hardware	$26,982	$24,620
Leasehold improvements	15,352	12,496
Furniture, fixtures and equipment	6,175	4,412
Total computer hardware and other property	48,509	41,528
Accumulated depreciation	(25,556)	(23,486)
Total computer hardware and other property, net	$22,953	$18,042

	December 31,
	2019	2018
Computer hardware	$24,620	$18,130
Leasehold improvements	12,496	13,298
Furniture, fixtures and equipment	4,412	6,816
Total computer hardware and other property	41,528	38,244
Accumulated depreciation	(23,486)	(17,603)
Total computer hardware and other property, net	$18,042	$20,641